Taxation (Details 5) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Net operating loss carry forwards
Net operating loss carry forwards from certain subsidiaries, VIEs and VIE's subsidiaries	12,136
Expiring on 31st December 2015
Net operating loss carry forwards
Net operating loss carry forwards from certain subsidiaries, VIEs and VIE's subsidiaries	1,983
Expiring on 31st December 2016
Net operating loss carry forwards
Net operating loss carry forwards from certain subsidiaries, VIEs and VIE's subsidiaries	6,392
Expiring on 31st December 2017
Net operating loss carry forwards
Net operating loss carry forwards from certain subsidiaries, VIEs and VIE's subsidiaries	3,522